Fees Summary	Aug. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	138,100.00
Total Offset Amount	8,495.25
Net Fee	$ 129,604.75